Performance of Business Segments Based on Net Income (Loss) from Continuing Operations, before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 47,470	$ 33,834
Inter-Segment Revenues	0	0
Total Revenues	47,470	33,834
Income (Loss) From Continuing Operations, Before Income Taxes	(4,344)	6,459
Total Assets	803,454		772,710
Exploration and Production Equipment
Segment Reporting Information [Line Items]
Revenues	40,964	31,528
Inter-Segment Revenues	0	0
Total Revenues	40,964	31,528
Income (Loss) From Continuing Operations, Before Income Taxes	(6,066)	5,906
Total Assets	794,688		766,599
Field Services
Segment Reporting Information [Line Items]
Revenues	8,054	2,499
Inter-Segment Revenues	(1,548)	(193)
Total Revenues	6,506	2,306
Income (Loss) From Continuing Operations, Before Income Taxes	2,163	598
Total Assets	16,009		12,166
Intercompany Eliminations
Segment Reporting Information [Line Items]
Revenues	(1,548)	(193)
Inter-Segment Revenues	1,548	193
Total Revenues	0	0
Income (Loss) From Continuing Operations, Before Income Taxes	(441)	(45)
Total Assets	$ (7,243)		$ (6,055)